BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 $ / shares shares
Stockholders' equity:
Common shares, par value (in dollars per share) | $ / shares	$ 0.001
Common shares, authorized (in shares)	1,000
Common shares, shares issued (in shares)	1,000
Common shares, shares outstanding (in shares)	1,000